Long-Term Debt - Schedule of Minimum Hedging Requirements (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Minimum Hedging Requirements [Abstract]
Senior secured notes (“2028 Notes”) $US (in Dollars)	$ 343,852	$ 396,780	$ 238,969	$ 300,000
Foreign exchange rate	1.4389	1.3226	1.4389	1.3226
Senior secured notes (“2028 Notes”) $CAD	$ 343,852	$ 396,780	$ 238,969	$ 300,000
Unamortized debt discount and debt issue costs	(14,922)	(20,430)
Total term debt	328,930	376,350
Current portion of long-term debt	248,489	44,321
Long-term debt	$ 80,441	$ 332,029